Shareholders' Equity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended				12 Months Ended			12 Months Ended
	Dec. 31, 2011 series	Dec. 31, 2009	Dec. 31, 2008	Nov. 30, 2009 New Wave Investment Holding Company Limited	Dec. 31, 2011 New Wave Investment Holding Company Limited M D	Dec. 31, 2011 Share options	Dec. 31, 2010 Share options	Dec. 31, 2009 Share options	Dec. 31, 2011 Amended and Restated 2007 Share Incentive Plan	Dec. 31, 2011 Amended and Restated 2007 Share Incentive Plan Share options	Dec. 31, 2011 Amended and Restated 2007 Share Incentive Plan Restricted share units	Dec. 31, 2011 1999 Plan Share options	Dec. 31, 2011 1999 Plan ISO	Dec. 31, 2011 1999 Plan NSO	Dec. 31, 2011 Executive Plan Share options	Dec. 31, 2011 Executive Plan ISO	Dec. 31, 2011 Executive Plan NSO	Dec. 31, 2011 Directors' Plan NSO M	Sep. 27, 2005 Directors' Plan NSO	Oct. 31, 1999 Directors' Plan NSO
Shareholders Equity
Unapproved share purchase percentage needed to initiate Shareholders' Rights Plan	10.00%
Maximum preference shares to be issued by board of directors without approval of shareholders	3,750,000
Minimum number of series in which preference shares is to be issued	1
Average price of stock repurchased (in dollars per share)		$ 20.37
Repurchase of ordinary shares		$ 50,074	$ 100,000
Number of ordinary shares issued pursuant to private equity placement				5,600,000
Dollar value of ordinary shares issued pursuant to private equity placement		$ 180,000		$ 180,000
Minimum percentage of holders of ordinary shares required to request a distribution of shares to key managers and employees					50.00%
Number of days as one of the criteria to issue ordinary shares upon exercise of options and vesting of restricted share units					60
Maximum shareholding interest of key managers or employees as a percentage of total outstanding ordinary shares					1.00%
Share issued lock-up period (in months)					6
Ordinary shares available for issuance									10,000,000						2,250,000				1,125,000	750,000
Amount that maximum number of ordinary shares available for issuance is reduced for every share issued pursuant to share option or share appreciation right									1
Amount that maximum number of ordinary shares available for issuance is reduced for every share issued as restricted shares or pursuant to restricted share units									1.75
Maximum shares available for grant as a percentage of total outstanding shares									3.00%
Minimum exercise price of shares granted to an executive officer as a percentage of fair market value on the date of grants (as a percent)									100.00%				100.00%	100.00%		100.00%	100.00%
Outstanding stock options at the end of the period (in shares)						780,000	1,021,000	1,579,000		331,000		282,000						167,000
Outstanding other than stock options at the end of the period (in shares)											496,000
Maximum period of options granted (in years)												P10Y			P10Y			P10Y
Minimum shares held by one shareholder as a percent of total shares outstanding for purposes of setting exercise price (as a percent)													10.00%			10.00%
Minimum exercise price of shares granted as a percentage of fair market value on the date of grants for shareholders owning more than 10% of total shares outstanding													110.00%			110.00%
Vesting period (in years)	4 years											4 years			4 years
Number of options granted annually to eligible board of directors members (in shares)																		15,000
Number of options granted to new members of the board of directors (in shares)																		37,500
Minimum period served by a board of director as a member of board to gain options (in months)																		6
Exercise price of shares granted as percentage of fair market value on the date of grants																		100.00%